Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

The following table presents the components of other comprehensive income (loss), net of tax, as of December 31, 2020, 2019 and 2018:

	Before Tax		Tax Effect		Net of Tax
Year Ended December 31, 2020
Net unrealized Gains (Losses) on Investment Securities:
Other comprehensive income (loss) before reclassifications		$10,935		$2,297		$8,638
Amounts reclassified from accumulated other comprehensive income (loss)		(94)		(20)		(74)
Net Unrealized Gains on Investment Securities		10,841		2,277		8,564

Defined Benefit Plans:
Other comprehensive income (loss) before reclassifications		(1,326)		(279)		(1,047)
Amounts reclassified from accumulated other comprehensive income (loss)		289		61		228
Defined Benefit Plans, Net		(1,037)		(218)		(819)
Other Comprehensive Income		$9,804		$2,059		$7,745

Year Ended December 31, 2019
Net unrealized Gains (Losses) on Investment Securities:
Other comprehensive income (loss) before reclassifications		$13,368		$2,807		$10,561
Amounts reclassified from accumulated other comprehensive income (loss)		(32)		(7)		(25)
Net Unrealized Gains on Investment Securities		13,336		2,800		10,536

Defined Benefit Plans:
Other comprehensive income (loss) before reclassifications		(2,953)		(620)		(2,333)
Amounts reclassified from accumulated other comprehensive income (loss)		156		33		123
Defined Benefit Plans, Net		(2,797)		(587)		(2,210)
Other Comprehensive Income		$10,539		$2,213		$8,326

Year Ended December 31, 2018
Net unrealized Gains (Losses) on Investment Securities:
Other comprehensive income (loss) before reclassifications	$	(1,122)	$	(236)	$	(886)
Amounts reclassified from accumulated other comprehensive income (loss)		413		87		326
Reclassification of equity securities from accumulated other comprehensive income (loss)		(352)		(74)		(278)
Net Unrealized Losses on Investment Securities		(1,061)		(223)		(838)

Defined Benefit Plans:
Other comprehensive income (loss) before reclassifications		497		104		393
Amounts reclassified from accumulated other comprehensive income (loss)		149		32		117
Defined Benefit Plans, Net		646		136		510
Other Comprehensive Loss	$	(415)	$	(87)	$	(328)

NOTE 6 - OTHER COMPREHENSIVE INCOME (LOSS ) (Continued)

The following table presents the changes in each component of accumulated other comprehensive income (loss), net of tax, as of December 31, 2020, 2019 and 2018.

	For the Year Ended December 31, 2020				For the Year Ended December 31, 2019					For the Year Ended December 31, 2018
	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items		Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items		Total		Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items		Total
Beginning balance	$12,883	$	(6,009)	$6,874	$2,347	$	(3,799)	$	(1,452)	$3,185	$	(4,309)	$	(1,124)
Other comprehensive income (loss) before reclassifications	8,638		(1,047)	7,591	10,561		(2,333)		8,228	(886)		393		(493)
Amounts reclassified from accumulated other comprehensive income (loss)	(74)		228	154	(25)		123		98	326		117		443
Net current-period other comprehensive income (loss)	8,564		(819)	7,745	10,536		(2,210)		8,326	(560)		510		(50)
Reclassification of equity securities from accumulated other comprehensive income (loss)	—		—	—	—		—		—	(278)		—		(278)
Ending balance	$21,447	$	(6,828)	$14,619	$12,883	$	(6,009)		$6,874	$2,347	$	(3,799)	$	(1,452)

Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss

NOTE 6 - OTHER COMPREHENSIVE INCOME (LOSS ) (Continued)

The following table presents the amounts reclassified out of each component of accumulated other comprehensive loss as of December 31, 2020, 2019 and 2018.

	Amount Reclassified from Accumulated Other Comprehensive Loss (a)
	For the year ended December 31,
Details about Accumulated Other Comprehensive Income (Loss) Components	2020			2019			2018			Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains (losses) on available-for-sale securities		$94			$32		$	(413)		Net gain (loss) on sale of securities
Tax effect		(20)			(7)			87		Income taxes
		74			25			(326)
Amortization of defined benefit pension items
Actuarial losses		(289)	(b)		(156)	(b)		(149)	(b)	Other operating expenses
Tax effect		61			33			32		Income taxes
		(228)			(123)			(117)
Total reclassifications for the period	$	(154)		$	(98)		$	(443)

(a)	Amounts in parentheses indicate expenses and other amounts indicate income.
(b)	These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension cost.